SCHEDULE OF RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (487,158)	$ (214,879)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	1,677,410	714,589
Shares issued for services	0	70,473
Changes in operating assets and liabilities:
Accounts Receivable	(489,910)	0
Accounts Payable	(119,370)	248,900
Other Current Assets	(121,460)	0
Other Current Liabilities	62,549	0
Total Adjustments to reconcile Net Income to Net Cash provided by operations:	1,009,219	1,033,962
Net Cash Used in Operating Activities	522,061	819,083
CASH FLOWS FROM INVESTING ACTIVITIES:
Long Term Investments	(23,521)	0
Purchase of Intangible Assets	(3,455,000)	(937,200)
Cash proceed for sale of investments	2,000,000	0
Property & Equipment	0	0
Deposits	0	0
Security Deposits Asset	0	0
Net Cash Used in Investing Activities	(1,478,521)	(937,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Co-Investment
Preferred stock
Proceed from sale of Stock	366,435	0
Contribution by owners	0	600,000
Dividends Paid	0	0
Proceed from note payable	130,000	0
Net Cash Provided by Financing Activities	496,435	600,000
NET INCREASE IN CASH	(460,024)	481,883
CASH AT BEGINNING OF YEAR	484,183	2,300
CASH AT END OF YEAR	24,159	484,183
Non- cash investing and financing activities:
Intangible assets contributed by related party	0	2,910,000
Long Term Investments contributed by related party	0	6,646,870
Purchase of Intangible Assets on accounts	2,916,017	0
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(487,158)	(214,879)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	1,677,410	714,589
Shares issued for services	(0)	(0)
Changes in operating assets and liabilities:
Accounts Receivable	(489,910)	0
Accounts Payable	(178,281)	248,900
Other Current Assets	0	0
Other Current Liabilities	(0)	(0)
Total Adjustments to reconcile Net Income to Net Cash provided by operations:	1,009,219	963,489
Net Cash Used in Operating Activities	522,061	748,610
CASH FLOWS FROM INVESTING ACTIVITIES:
Long Term Investments	1,976,479	(6,646,870)
Purchase of Intangible Assets	(6,371,017)	(3,847,200)
Cash proceed for sale of investments	(0)	(0)
Property & Equipment	0	0
Deposits	(0)	(0)
Security Deposits Asset	(0)	(0)
Net Cash Used in Investing Activities	(4,394,538)	(10,494,070)
CASH FLOWS FROM FINANCING ACTIVITIES:
Co-Investment	3,046,017
Preferred stock	2,234	(192)
Proceed from sale of Stock	(53,889)	70,664
Contribution by owners	418,091	10,156,871
Dividends Paid	(0)	(0)
Proceed from note payable	(0)	(0)
Net Cash Provided by Financing Activities	3,412,453	10,227,343
NET INCREASE IN CASH	(460,024)	481,883
CASH AT BEGINNING OF YEAR	484,183	2,300
CASH AT END OF YEAR	24,159	484,183
Non- cash investing and financing activities:
Intangible assets contributed by related party	(0)	(0)
Long Term Investments contributed by related party	(0)	(0)
Purchase of Intangible Assets on accounts	(0)	(0)
Revision of Prior Period, Adjustment [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization
Shares issued for services	(0)	70,473
Changes in operating assets and liabilities:
Accounts Receivable	0	0
Accounts Payable	58,911
Other Current Assets	(121,460)	0
Other Current Liabilities	62,549	(0)
Total Adjustments to reconcile Net Income to Net Cash provided by operations:		70,473
Net Cash Used in Operating Activities		70,473
CASH FLOWS FROM INVESTING ACTIVITIES:
Long Term Investments	(2,000,000)	6,646,870
Purchase of Intangible Assets	2,916,017	2,910,000
Cash proceed for sale of investments	2,000,000	(0)
Property & Equipment	0	0
Deposits	(0)	(0)
Security Deposits Asset	(0)	(0)
Net Cash Used in Investing Activities	2,916,017	9,556,870
CASH FLOWS FROM FINANCING ACTIVITIES:
Co-Investment	(3,046,017)
Preferred stock	(2,234)	192
Proceed from sale of Stock	420,324	(70,664)
Contribution by owners	(418,091)	(9,556,871)
Dividends Paid	(0)	(0)
Proceed from note payable	130,000	(0)
Net Cash Provided by Financing Activities	(2,916,018)	(9,627,343)
NET INCREASE IN CASH
CASH AT BEGINNING OF YEAR
CASH AT END OF YEAR
Non- cash investing and financing activities:
Intangible assets contributed by related party	(0)	2,910,000
Long Term Investments contributed by related party	(0)	6,646,870
Purchase of Intangible Assets on accounts	$ 2,916,017	$ (0)